SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2015	2016
	RMB	RMB
Short-term bank borrowings	4,544,819,828	6,668,284,614
2017 Convertible Senior Notes Due 2017 (Note 17)	324,796,892	170,867,230
2018 Convertible Senior Notes Due 2018 (Note 17)	5,182,240,000	—
Qunar CB	2,658,356,678	—
Other short-term debt	—	48,157,745

Total	12,710,213,398	6,887,309,589